Non-current assets held for sale - Summary of Assets and Liabilities of the Group Classified (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets [abstract]
Assets held for sale	$ 142,703	$ 0
Liabilities [Abstract]
Lease liabilities	82,285	126,516
Current lease liabilities	16,823	16,703
Deferred tax liability (Note 12)	0	2,677
Provisions (Note 26)	7,194	$ 11,033
Property, plant and equipment
Assets [abstract]
Assets held for sale	110,128
Right-of-use assets
Assets [abstract]
Assets held for sale	32,575
Disposal Groups Classified as Held for Sale
Liabilities [Abstract]
Lease liabilities	40,967
Current lease liabilities	3,827
Provisions (Note 26)	3,677
Liabilities included in disposal groups classified as held for sale, Total	48,471
Net assets directly associated with disposal group	$ 94,232